Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets (Table)

	December 31, 2021	December 31, 2020
Prepaid voyage and operating costs	$5,086	$4,616
Claims receivable	6,397	4,136
Prepaid other taxes	1,084	2,604
Other	4,527	3,625
Total prepaid expenses and other current assets	$17,094	$14,981